Partners' Capital - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2018
Issuance of Partnership's units	$ 4,993
Limited Partners Common
Issuance of Partnership's units	$ 4,993
The "ATM Offering" | UBS Securities LLC ("UBS")
Equity offering	1,536,403	0
Net proceeds from equity offering	$ 5,120